Cover	Jan. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2020
Entity File Number	1-15983
Entity Registrant Name	MERITOR, INC.
Entity Central Index Key	0001113256
Entity Tax Identification Number	38-3354643
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2135 West Maple Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084-7186
City Area Code	(248)
Local Phone Number	435-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 Par Value
Trading Symbol	MTOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false